UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

J. RICHARD ATWOOD, PRESIDENT FPA Funds Trust 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		Copy to: MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

ITEM 1. Schedule of Investments.

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
AIRCRAFT & PARTS — 7.4%
Arconic, Inc.	15,228,573	$350,866,322
Esterline Technologies Corporation(a)(b)	2,630,901	192,450,408
Meggitt plc (Britain)(b)	38,965,308	236,384,167
United Technologies Corporation	3,772,690	474,679,856
		$1,254,380,753
INFRASTRUCTURE SOFTWARE — 6.7%
Microsoft Corporation	5,520,187	$503,827,467
Oracle Corporation	13,579,250	621,250,688
		$1,125,078,155
INTERNET MEDIA — 6.4%
Alphabet, Inc. (Class A)(a)	241,202	$250,160,242
Alphabet, Inc. (Class C)(a)	242,756	250,473,213
Baidu, Inc. (ADR) (China)(a)	1,580,228	352,691,088
Facebook, Inc. (Class A)(a)	1,408,767	225,106,879
		$1,078,431,422
DIVERSIFIED BANKS — 4.9%
Bank of America Corporation	15,963,136	$478,734,449
Citigroup, Inc.	5,254,757	354,696,097
		$833,430,546
ENTERTAINMENT CONTENT — 4.2%
Naspers, Ltd. (N Shares) (South Africa)	2,918,607	$714,220,691

INVESTMENT COMPANIES — 4.0%
Groupe Bruxelles Lambert SA (Belgium)	2,851,023	$326,081,018
Leucadia National Corporation	15,435,800	350,855,734
		$676,936,752
P&C INSURANCE — 3.0%
American International Group, Inc.	9,425,203	$512,919,547

INSURANCE BROKERS — 2.7%
Aon plc (Britain)	3,299,180	$462,973,929

BANKS — 2.4%
CIT Group, Inc.(b)	7,771,771	$400,246,206

ELECTRICAL COMPONENTS — 2.3%
TE Connectivity, Ltd. (Switzerland)	3,917,150	$391,323,285

SEMICONDUCTOR DEVICES — 2.3%
Analog Devices, Inc.	3,426,243	$312,233,525
QUALCOMM, Inc.	1,365,211	75,646,341
		$387,879,866
CONSUMER FINANCE — 2.3%
Ally Financial, Inc.	8,269,555	$224,518,418

	Shares	Fair Value
American Express Co.	1,708,126	$159,333,994
		$383,852,412
GENERIC PHARMA — 1.8%
Mylan NV(a)	7,425,690	$305,715,657

INTERNET BASED SERVICES — 1.5%
Expedia, Inc.	2,293,166	$253,188,458

COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	5,872,536	$251,873,069

ADVERTISING & MARKETING — 1.4%
WPP plc (Britain)	14,974,693	$237,972,377

LIFE SCIENCE EQUIPMENT — 1.3%
Thermo Fisher Scientific, Inc.	1,042,910	$215,319,199

INSTITUTIONAL BROKERAGE — 1.3%
LPL Financial Holdings, Inc.	3,521,869	$215,080,540

CHEMICALS DISTRIBUTION — 1.2%
Nexeo Solutions, Inc.(a)(b)(d)	17,691,717	$189,301,372
Nexeo Solutions, Inc. (Founders Shares)(a)(b)(c)(d)(h)	2,431,709	16,152,517
		$205,453,889
INTEGRATED OILS — 1.2%
Gazprom PJSC (ADR) (Russia)	12,690,400	$61,880,167
Lukoil PJSC (ADR) (Russia)	1,455,100	100,465,223
Rosneft Oil Co. PJSC (GDR) (Russia)	5,711,200	31,370,976
		$193,716,366
CONTAINERS & PACKAGING — 1.2%
Owens-Illinois, Inc.(a)(b)	8,912,900	$193,053,414

MIDSTREAM - OIL & GAS — 1.0%
Kinder Morgan, Inc.	11,623,395	$175,048,329

INTEGRATED UTILITIES — 0.8%
PG&E Corp.	3,118,485	$136,995,046

AUTOMOBILES — 0.8%
Porsche Automobil Holding SE (Germany)	1,562,200	$130,222,399

BASE METALS — 0.7%
Alcoa Corporation(a)	914,831	$41,130,802
MMC Norilsk Nickel PJSC (ADR) (Russia)	4,377,920	81,256,887
		$122,387,689

	Shares	Fair Value
HOUSEHOLD PRODUCTS — 0.6%
Unilever NV (CVA) (Britain)	1,756,570	$99,150,317

SPECIALTY CHEMICALS — 0.6%
Axalta Coating Systems Ltd.(a)	3,060,111	$92,384,751

FOOD & DRUG STORES — 0.5%
Jardine Strategic Holdings, Ltd. (Hong Kong)	2,067,360	$79,476,908

MARINE SHIPPING — 0.2%
Sound Holding FP (Luxembourg)(a)(b)(c)(d)(h)	1,146,250	$38,321,777

EXPLORATION & PRODUCTION — 0.0%
Occidental Petroleum Corporation	110,027	$7,147,354

MORTGAGE FINANCE — 0.0%
Ditech Holding Corporation(a)(b)	252,912	$2,273,679

TOTAL COMMON STOCKS — 66.2% (Cost $7,490,397,809)		$11,176,454,782

LIMITED PARTNERSHIPS
GACP II L.P.(c)(d)(h)	121,095	$12,109,489
U.S. Farming Realty Trust, L.P.(c)(d)(h)	350,000	38,798,165
U.S. Farming Realty Trust II, L.P.(c)(d)(h)	120,000	12,210,864
WLRS Fund I LLC(a)(b)(c)(d)(h)	968	10,412,019

TOTAL LIMITED PARTNERSHIPS — 0.4% (Cost $60,153,755)		$73,530,537

PREFERRED STOCK — 0.1%
INTEGRATED OILS — 0.1%
Surgutneftegas OJSC (Preference Shares) (Russia) (Cost $27,221,319)	39,322,900	$20,336,935

CLOSED END FUND — 2.1%
Altaba, Inc.(a) (Cost $197,955,067)	4,847,270	$358,891,871

CONVERTIBLE PREFERRED STOCK — 0.1%
Ditech Holding Corporation(a)(b)(c)(h) (Cost $16,018,470)	9,950	$10,288,300

	Shares or Principal Amount	Fair Value
WARRANTS
Ditech Holding Corporation (Class A)(a)(b)(c)(h)	430,887	$0
Ditech Holding Corporation (Class B)(a)(b)(c)(h)	341,900	0

TOTAL WARRANTS — 0.0% (Cost $0)		$0

BONDS & DEBENTURES

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
Stanwich Mortgage Loan Trust Series 2010-3 A — 0.00% 7/31/2038(c)(e)(f)(h)	$222,584	$111,359
Stanwich Mortgage Loan Trust Series 2012-2 A — 0.00% 3/15/2047(c)(e)(f)(h)	908,633	386,169
Stanwich Mortgage Loan Trust Series 2011-1 A — 0.00% 8/15/2050(c)(e)(f)(h)	1,345,509	709,661
Stanwich Mortgage Loan Trust Series 2011-2 A — 0.00% 9/15/2050(c)(e)(f)(h)	1,861,110	996,073
Stanwich Mortgage Loan Trust Series 2012-4 A — 0.00% 6/15/2051(c)(e)(f)(h)	400,161	184,074
Stanwich Mortgage Loan Trust Series 2009-2 A — 0.108% 2/15/2049(c)(e)(f)(h)	56,824	25,412
Stanwich Mortgage Loan Trust Series 2010-4 A — 1.101% 8/31/2049(c)(e)(f)(h)	840,753	424,580
Stanwich Mortgage Loan Trust Series 2010-1 A — 1.366% 9/30/2047(c)(e)(f)(h)	270,985	137,064
Stanwich Mortgage Loan Trust Series 2010-2 A — 1.47% 2/28/2057(c)(e)(f)(h)	2,249,797	1,134,348
Sunset Mortgage Loan Co. LLC 2015-NPL1 A — 4.459% 9/18/2045(e)(g)	10,511,737	10,511,736

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $16,020,279)		$14,620,476

ASSET-BACKED SECURITIES — 0.5%
ASSET-BACKED SECURITIES — 0.2%
RELP 10 — 9.75% 11/20/2018(c)(d)(h)	$3,891,210	$3,891,210
RELP 11 — 10.75% 8/5/2018(c)(d)(h)	33,251,641	33,251,641
		$37,142,851
OTHER — 0.3%
Ship Loan Participation — 7.80% 12/24/2019(c)(d)(h)	$38,645,824	$38,645,824
Ship Loan Participation II — 11.00% 9/4/2018(c)(d)(h)	7,605,379	7,605,379
		$46,251,203

TOTAL ASSET-BACKED SECURITIES (Cost $83,394,054)		$83,394,054

CORPORATE BONDS & NOTES — 2.0%
INDUSTRIAL — 1.1%
Bombardier, Inc. — 5.75% 3/15/2022(e)	$13,800,000	$13,653,375
Bombardier, Inc. — 6.125% 1/15/2023(e)	29,534,000	29,386,330
Bombardier, Inc. — 6.00% 10/15/2022(e)	12,670,000	12,543,300
Bombardier, Inc. — 7.50% 3/15/2025(e)	82,750,000	84,818,750
Bombardier, Inc. — 7.45% 5/1/2034(e)	5,800,000	5,843,500
Bombardier, Inc. — 7.75% 3/15/2020(e)	28,058,000	29,951,915

	Principal Amount	Fair Value
		$176,197,170
ENERGY — 0.7%
California Resources Corporation — 5.00% 1/15/2020	$2,171,000	$1,953,900
California Resources Corporation — 5.50% 9/15/2021	8,984,000	6,917,680
California Resources Corporation — 6.00% 11/15/2024	2,171,000	1,302,600
California Resources Corporation 2nd Lien — 8.00% 12/15/2022(e)	35,750,000	28,110,225
CONSOL Energy, Inc. — 8.00% 4/1/2023	77,110,000	81,447,438
Southwestern Energy Co. — 4.10% 3/15/2022	3,800,000	3,624,250
		$123,356,093
BASIC MATERIALS — 0.1%
Glencore Finance Canada, Ltd. — 4.25% 10/25/2022(e)	$8,150,000	$8,261,113
Glencore Funding LLC — 2.875% 4/16/2020(e)	9,100,000	9,024,771
Glencore Funding LLC — 4.625% 4/29/2024(e)	4,700,000	4,813,673
		$22,099,557
FINANCIAL — 0.1%
Ditech Holding Corporation, 9.00% Cash or PIK — 9.00% 12/31/2024	$24,876,453	$20,616,360

TOTAL CORPORATE BONDS & NOTES (Cost $271,272,982)		$342,269,180

CORPORATE BANK DEBT — 0.1%
Hall of Fame TL — 1M LIBOR + 9.000% — 10.820% 3/20/2019(c)(d)(f)(h)	$9,568,600	$9,568,600
Walter Investment Management Corporation, 3M LIBOR + 6.00% — 7.877% 6/30/2022(d)(f)	14,374,956	14,231,207

TOTAL CORPORATE BANK DEBT (Cost $21,096,553)		$23,799,807

CONVERTIBLE BONDS — 0.4%
Navistar International Corporation — 4.50% 10/15/2018	$22,938,000	$23,201,787
Navistar International Corporation — 4.75% 4/15/2019	34,244,000	35,185,436

TOTAL CONVERTIBLE BONDS (Cost $44,910,119)		$58,387,223

MUNICIPALS — 1.3%
Commonwealth of Puerto Rico GO, Series 2014 A, (SER A), — 8.00% 7/1/2035	$111,230,000	$47,272,750
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.00% 7/1/2021	7,070,000	5,594,138
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.00% 7/1/2022	3,883,000	3,072,424
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.00% 7/1/2033	25,194,000	19,934,752
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.125% 7/1/2037	14,598,000	11,550,667
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.25% 7/1/2029	9,753,000	7,717,061

	Principal Amount	Fair Value
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.25% 7/1/2042	$93,814,000	$74,230,327
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.75% 7/1/2037	16,607,000	13,140,289
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 6.00% 7/1/2047	14,655,000	11,595,769
Puerto Rico Public Buildings Authority Rev., Series 2012 U, (REF-GOVT FACS-SER U), — 5.25% 7/1/2042	54,920,000	23,341,000

TOTAL MUNICIPALS (Cost $168,245,735)		$217,449,177

U.S. TREASURIES — 8.1%
U.S. Treasury Notes — 0.625% 4/30/2018	$200,000,000	$199,813,420
U.S. Treasury Notes — 0.75% 4/15/2018	150,000,000	149,939,580
U.S. Treasury Notes — 0.75% 7/31/2018	291,000,000	289,950,450
U.S. Treasury Notes — 0.875% 5/31/2018	230,000,000	229,662,728
U.S. Treasury Notes — 1.125% 6/15/2018	200,000,000	199,761,620
U.S. Treasury Notes — 1.50% 8/31/2018	300,000,000	299,483,910

TOTAL U.S. TREASURIES (Cost $1,370,350,617)		$1,368,611,708

TOTAL BONDS & DEBENTURES — 12.5% (Cost $1,975,290,339)		$2,108,531,625

TOTAL PURCHASED OPTIONS (h) — 0.4% (Premiums paid $74,058,980)		$67,674,158

TOTAL INVESTMENT SECURITIES — 81.8% (Cost $9,841,095,739)		$13,815,708,208

SHORT-TERM INVESTMENTS — 21.4%
Apple, Inc.
— 1.55% 4/5/2018	$100,000,000	$99,982,778
— 1.56% 4/6/2018	50,000,000	49,989,167
— 1.57% 4/9/2018	99,000,000	98,965,460
— 1.59% 4/11/2018	50,000,000	49,977,917
— 1.59% 4/12/2018	50,000,000	49,975,708
— 1.60% 4/12/2018	39,000,000	38,980,933
— 1.60% 4/13/2018	100,000,000	99,946,667
— 1.65% 4/19/2018	50,700,000	50,658,172
— 1.65% 4/23/2018	100,000,000	99,899,167
— 1.66% 4/25/2018	75,000,000	74,917,000
— 1.69% 4/30/2018	75,000,000	74,897,896
— 1.78% 5/2/2018	75,000,000	74,885,042
Chevron Corporation — 1.92% 5/18/2018	60,000,000	59,849,600
Coca-Cola Co. (The)
— 1.58% 4/6/2018	30,000,000	29,993,417
— 1.75% 4/27/2018	50,000,000	49,936,806
— 1.76% 5/4/2018	148,400,000	148,160,581

	Shares or Principal Amount	Fair Value
— 1.86% 5/18/2018	$25,000,000	$24,939,292
— 1.87% 5/18/2018	50,000,000	49,877,930
— 1.87% 5/21/2018	25,000,000	24,935,069
— 1.87% 5/22/2018	4,282,000	4,270,656
— 1.87% 5/24/2018	50,000,000	49,862,347
Exxon Mobil Corporation
— 1.48% 4/2/2018	100,000,000	99,995,889
— 1.64% 4/4/2018	75,000,000	74,989,750
— 1.72% 4/10/2018	100,000,000	99,957,000
— 1.80% 5/9/2018	100,000,000	99,810,000
— 1.85% 5/14/2018	100,000,000	99,779,028
— 1.87% 5/22/2018	100,000,000	99,735,083
GE Capital Treasury Services U.S. LLC — 1.83% 4/19/2018	74,000,000	73,932,290
General Electric Co.
— 1.78% 4/24/2018	100,000,000	99,886,278
— 1.78% 4/26/2018	100,000,000	99,876,389
— 1.78% 4/27/2018	100,000,000	99,871,444
PepsiCo, Inc — 1.85% 5/1/2018	56,000,000	55,913,667
Procter & Gamble Co. (The)
— 1.56% 4/2/2018	100,000,000	99,995,667
— 1.83% 5/3/2018	155,000,000	154,747,867
Roche Holdings, Inc.
— 1.81% 5/8/2018	3,750,000	3,743,024
— 1.83% 5/8/2018	55,500,000	55,395,614
Total Capital Canada Ltd. — 1.95% 4/30/2018	66,000,000	65,896,325
Wal-Mart Stores, Inc.
— 1.60% 4/3/2018	100,000,000	99,991,111
— 1.62% 4/16/2018	25,000,000	24,983,125
— 1.65% 4/16/2018	75,000,000	74,948,437
— 1.65% 4/17/2018	75,000,000	74,945,000
— 1.65% 4/18/2018	75,000,000	74,941,562
— 1.73% 4/20/2018	100,000,000	99,908,694
— 1.83% 4/23/2018	150,000,000	149,832,250
— 1.66% 4/24/2018	19,755,000	19,734,049
— 1.90% 4/25/2018	100,000,000	99,873,333
— 1.85% 4/30/2018	100,000,000	99,850,972
— 1.85% 5/7/2018	70,000,000	69,870,500
State Street Bank Repurchase Agreement — 0.28% 4/2/2018
(Dated 3/29/2018, repurchase price of $37,223,158, collateralized by $38,670,000 principal amount U.S. Treasury Notes - 2.25% 2024, fair value $37,970,730)	37,222,000	37,222,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,614,527,953)		$3,614,527,953

TOTAL INVESTMENTS — 103.2% (Cost $13,455,623,692)		$17,430,236,161

SECURITIES SOLD SHORT — (10.9)%
COMMON STOCKS SOLD SHORT — (9.0)%
Alibaba Group Holding Ltd. (ADR) (China)(a)	(1,426,540)	$(261,827,152)

	Shares	Fair Value
iShares Russell 2000 ETF	(1,147,707)	$(174,256,354)
Pennsylvania Real Estate Investment Trust	(600,700)	(5,796,755)
Pitney Bowes, Inc.	(401,000)	(4,366,890)
Tencent Holdings, Ltd. (China)	(17,472,706)	(937,926,790)
Volkswagen AG (Preference Shares) (Germany)	(578,602)	(115,323,371)
WW Grainger, Inc.	(96,049)	(27,111,751)
		$(1,526,609,063)

OTHER COMMON STOCKS SOLD SHORT (i) — (1.9)%		$(309,144,686)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $1,041,320,191)		$(1,835,753,749)
Other Assets and Liabilities, net — 7.7%		1,301,770,315
NET ASSETS — 100.0%		$16,896,252,727

(a)Non-income producing security.

(b)Affiliated Security.

(c)These securities have been valued in good faith under policies adopted by authority of the Board of Trustee in accordance with the Fund’s fair value procedures. These securities constituted 1.39% of total net assets at March 31, 2018.

(d)Restricted securities. These restricted securities constituted 2.51% of total net assets at March 31, 2018, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2018.  For Senior Loan Notes, the rate shown may represent a weighted average interest rate.  Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.

(g)Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2018.

(h)Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).

(i)As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

At March 31, 2018 the Fund, held forward foreign currency contracts, which are considered derivative instruments, as follows:

Counterparty	Currency Bought		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	110,442,218	EUR	88,725,000	6/27/2018	$586,466

See notes to financial statements.

Purchased Options

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.01%	5/22/2025	Barclays Bank PLC	$100,000,000	$21,930,000	$20,196,900
Call - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.01%	7/14/2025	Barclays Bank PLC	90,081,096	18,962,071	17,707,962
Call - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.01%	7/13/2027	Morgan Stanley	89,879,161	18,542,071	18,353,954
							$59,434,142	$56,258,816

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put — JPY FX	$95.00	3/24/2022	Barclays Bank PLC	$194,350,000	$14,624,838	$11,415,342

See notes to financial statements.

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

March 31, 2018

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
GACP II LP	01/12/2018, 02/27/2018	$12,109,489	$12,109,489	0.07%
Hall of Fame TL — 1M LIBOR + 9.000% — 10.820% 3/20/2019	03/20/2018	9,568,600	9,568,600	0.06%
Nexeo Solutions, Inc.	06/09/2016	155,231,992	189,301,372	1.12%
Nexeo Solutions, Inc. (Founders Shares)	06/09/2016	13,179,863	16,152,517	0.10%
RELP 10 — 9.75% 11/20/2018	01/15/2016, 02/15/2016,
	02/23/2016, 03/15/2016,
	03/22/2016, 04/12/2016,
	04/15/2016, 05/09/2016,
	05/15/2016, 05/31/2016,
	06/15/2016, 07/01/2016,
	07/15/2016, 07/25/2016,
	08/15/2016, 08/22/2016,
	09/15/2016, 09/30/2016,
	10/15/2016, 11/11/2016,
	11/15/2016, 12/15/2016	3,891,210	3,891,210	0.02%
RELP 11 — 10.75% 8/5/2018	08/03/2015, 10/01/2015,
	11/01/2015, 12/01/2015,
	01/01/2016, 02/01/2016,
	03/01/2016, 04/01/2016,
	05/01/2016, 06/01/2016,
	07/01/2016, 08/01/2016,
	09/01/2016, 10/01/2016,
	11/01/2016, 12/01/2016
	01/01/2017, 02/01/2017,
	02/03/2017, 02/28/2017,
	03/02/2017, 03/27/2017,
	04/01/2017, 05/01/2017,
	06/01/2017, 06/07/2017,
	07/01/2017, 07/13/2017,
	08/01/2017	33,251,641	33,251,641	0.20%
Ship Loan Participation 7.80% 12/24/2019	12/22/2014	38,645,824	38,645,824	0.23%
Ship Loan Participation II — 11.00% 9/4/2018	09/08/2015, 11/29/2016,
	06/07/2017, 09/08/2017	7,605,379	7,605,379	0.04%
Sound Holding FP (Luxembourg)	10/07/2013	68,546,025	38,321,777	0.23%

U.S. Farming Realty Trust, L.P.	11/26/2010, 01/31/2011, 03/09/2011, 04/15/2011, 05/10/2011, 06/27/2011, 08/15/2011, 10/17/2011, 10/28/2011, 11/28/2011, 01/03/2012, 01/26/2012, 04/05/2012, 07/13/2012, 12/07/2012, 08/01/2013	28,202,539	38,798,165	0.23%
U.S. Farming Realty Trust II, L.P.	12/24/2012, 04/29/2013, 06/17/2013, 10/28/2013, 01/14/2014, 04/22/2014, 06/25/2014, 09/09/2014, 10/08/2014, 12/18/2014, 06/18/2015, 06/18/2015, 07/29/2015, 07/29/2015	11,336,412	12,210,864	0.07%
WLRS Fund I LLC	06/09/2016	8,505,315	10,412,019	0.06%
Walter Investment Management Corporation, 3M LIBOR + 6.00% — 7.877% 6/30/2022	05/12/2016, 06/09/2016, 06/15/2016, 06/20/2016, 06/21/2016	11,527,953	14,231,207	0.08%
TOTAL RESTRICTED SECURITIES		$401,602,242	$424,500,064	2.51%

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of March 31, 2018:

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS

March 31, 2018

(Unaudited)

Investments	Level 1	Level 2	Level 3		Total
Common Stocks
Aircraft & Parts	$1,017,996,586	$236,384,167	—		$1,254,380,753
Infrastructure Software	1,125,078,155	—	—		1,125,078,155
Internet Media	1,078,431,422	—	—		1,078,431,422
Diversified Banks	833,430,546	—	—		833,430,546
Entertainment Content	—	714,220,691	—		714,220,691
Investment Companies	350,855,734	326,081,018	—		676,936,752
P&C Insurance	512,919,547	—	—		512,919,547
Insurance Brokers	462,973,929	—	—		462,973,929
Banks	400,246,206	—	—		400,246,206
Electrical Components	391,323,285	—	—		391,323,285
Semiconductor Devices	387,879,866	—	—		387,879,866
Consumer Finance	383,852,412	—	—		383,852,412
Generic Pharma	305,715,657	—	—		305,715,657
Internet Based Services	253,188,458	—	—		253,188,458
Communications Equipment	251,873,069	—	—		251,873,069
Advertising & Marketing	—	237,972,377	—		237,972,377
Life Science Equipment	215,319,199	—	—		215,319,199
Institutional Brokerage	215,080,540	—	—		215,080,540
Chemicals Distribution	189,301,372	—	$16,152,517		205,453,889
Integrated Oils	—	193,716,366	—		193,716,366
Containers & Packaging	193,053,414	—	—		193,053,414
Midstream - Oil & Gas	175,048,329	—	—		175,048,329
Integrated Utilities	136,995,046	—	—		136,995,046
Automobiles	—	130,222,399	—		130,222,399
Base Metals	41,130,802	81,256,887	—		122,387,689
Household Products	—	99,150,317	—		99,150,317
Specialty Chemicals	92,384,751	—	—		92,384,751
Food & Drug Stores	—	79,476,908	—		79,476,908
Marine Shipping	—	—	38,321,777		38,321,777
Exploration & Production	7,147,354	—	—		7,147,354
Mortgage Finance	2,273,679	—	—		2,273,679
Limited Partnerships	—	—	73,530,537		73,530,537
Preferred Stock
Integrated Oils	—	20,336,935	—		20,336,935
Closed End Fund
Internet Media	358,891,871	—	—		358,891,871
Warrants	—	—	—	*	—
Convertible Preferred Stock
Mortgage Finance	—	—	10,288,300		10,288,300
Residential Mortgage-Backed Securities
Non-Agency Collateralized Mortgage Obligation	—	10,511,736	4,108,740		14,620,476
Asset-Backed Securities
Asset-Backed Securities	—	—	37,142,851		37,142,851
Other	—	—	46,251,203		46,251,203
Corporate Bonds & Notes	—	342,269,180	—		342,269,180
Corporate Bank Debt	—	14,231,207	9,568,600		23,799,807
Convertible Bonds	—	58,387,223	—		58,387,223
Municipals	—	217,449,177	—		217,449,177
U.S. Treasuries	—	1,368,611,708	—		1,368,611,708
Short-Term Investments	—	3,614,527,953	—		3,614,527,953
	$9,382,391,229	$7,744,806,249	$235,364,525		$17,362,562,003
Currency Options (currency risk)	—	—	$11,415,342		$11,415,342

Purchased Options (interest rate risk)	—	—	56,258,816	56,258,816
Forward Foreign Currency Contracts (currency risk)
Receivable (currency risk)	—	$586,466	—	586,466
	$—	$586,466	$67,674,158	$68,260,624
Common Stocks Sold Short	$(782,502,588)	$(1,053,250,161)	$—	$(1,835,752,749)

* Contains securities fair valued at zero.

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2018:

FAS 157 Level 3 Roll Forward to be included here

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were transfers of $79,476,908 from Level 1 to Level 2 during the period ended March 31, 2018. The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2018, were due to changes in valuation of international equity securities from the exchange closing price to the fair value price.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2018:

Financial Assets	Fair Value at March 31, 2018	Valuation Technique(s)	Unobservable Inputs	Price/Range
Asset-Backed Securities - Asset Backed Securities	$37,142,851	Most Recent Capitlization (Funding) (d)	Private Financing	$100.00

Asset-Backed Securities - Other	$46,251,203	Most Recent Capitlization (Funding) (d)	Private Financing	$100.00

Residential Mortgage-Backed - Non-Agency CMO	$4,108,740	Methods of Comparables/Consensus Pricing (c )	Quotes/Prices	$40.11-$55.11 ($49.53)
			Discount	0.0%-4.89% (1.72)%

Corporate Bank Debt	$9,568,600	Most Recent Capitlization (Funding) (d)	Private Financing	$100.00

Currency Options (currency risk)	$11,415,342	Third-Party Broker Quote (e )	Quotes/Prices	$0.06

Purchased Options (interest rate risk)	$56,258,816	Third-Party Broker Quote (e )	Quotes/Prices	$0.20

Common Stocks- Long	$16,152,517	Restricted Assets (a)	Discount	44.90%
	38,321,777	NAV adjusted to Fair Value (b)	N/A	$33.43

Limited Partnerships	$12,109,489	NAV as Practical Expedient (g)	N/A	$100.00
	51,009,029	Discounted NAV (f)	Discount	4.19%
	10,412,019	Restricted Assets (a)	N/A	$10,757.23

Convertible Preferred Stock	$10,288,300	Third-Party Broker Quote (e )	Quotes/Prices	$1,034.00

Warrants	$—	Price of Recent Transaction	Recent Transaction	$—

(a) The fair value of the investment is measured on the basis of the quoted price for an otherwise identical unrestricted instrument that trades in a public market, adjusted to reflect the effect of the restriction.

(b) The NAV provided by the administrator of the LLC is reported at depreciated cost. To adjust to fair value, the Fund obtains independent appraisals of the underlying fixed assets and adjusts the NAV based on the difference between the two values.

(c) The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

(d) The significant unobservable inputs used in the fair value measurement of the Fund’s Private Investment shares are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment would be lower.

(e) The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(f) The NAV provided by the general partner has been discounted for the possible impact from various long-term exit strategies under consideration by the general partner.

(g) No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund’s measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund’s valuation procedures that the Limited Partnerships are not being reported at fair value.

Forward foreign currency contracts:  Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2018 (excluding short-term investments), was $8,803,244,479 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$4,253,358,598
Gross unrealized depreciation:	(1,076,648,618)
Net unrealized appreciation:	$3,176,709,980

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)           The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: May 30, 2018

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: May 30, 2018